Tax on Profit on Ordinary Activities - Unremitted Earnings (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of unremitted profits	£ 29,000	£ 21,000
Deferred tax liabilities	2,033	2,832
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 609	£ 385